Lease - Summary of Details of Expense Relating to Lease Contracts As Lessee (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure - Details of expense relating to lease contracts as lessee [Abstract]
Depreciation of right-of-use assets	₩ 509,068	₩ 558,565
Interest expense on lease liabilities	91,590	93,651
Leases expenses for short-term leases	235,473	199,490
Leases expenses for leases of low-value assets	3,147	2,349
Variable lease payments	112,158	54,675
Total expense relating to lease contracts as lessee	₩ 951,436	₩ 908,730